Liability for Pension and Other Retirement Benefits (Details 13) (Other Postretirement Benefit Plans, Defined Benefit [Member])	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010
Weighted-average assumptions used to determine accumulated postretirement benefit obligations
Discount rate	5.60%			5.40%
Assumed rate of increase in future compensation levels	4.00%			4.00%
Current healthcare cost trend rate	7.90%			7.80%
Ultimate healthcare cost trend rate	4.80%			4.80%
Number of years to ultimate healthcare cost trend rate	5			7
Weighted average assumptions used to determine net periodic postretirement benefit cost
Discount rate	5.40%	6.40%	5.90%
Assumed rate of increase in future compensation levels	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	5.60%	5.50%	5.50%
Current healthcare cost trend rate	7.80%	7.80%	7.70%
Ultimate healthcare cost trend rate	4.80%	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	7 years	7 years	6 years